Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term Debt

At June 30, 2016, long-term debt was comprised of:

(In thousands)
7 3⁄4 % Senior Notes due 2019:
Principal	$288,516
Premium, net of amortization	2,325
Debt issue costs, net of amortization	(2,464)
9 1⁄2 % Senior Notes due 2020:
Principal	174,607
Discount, net of amortization	(4,008)
Debt issue costs, net of amortization	(1,913)
10% Senior Secured Notes due 2020:
Principal	700,000
Debt issue costs, net of amortization	(11,873)

$1,145,190

Long-term debt is comprised of the following:

	As of December 31,
	2014	2015
	(In thousands)

Bank credit facility	$375,000	$—
7 3⁄4% senior notes due 2019:
Principal	400,000	376,090
Premium, net of amortization	4,984	3,583
Debt issuance costs, net of amortization	(5,266)	(3,787)
9 1⁄2% senior notes due 2020:
Principal	300,000	194,367
Discount, net of amortization	(9,539)	(5,040)
Debt issuance costs, net of amortization	(4,525)	(2,396)
10% senior secured notes due 2020:
Principal	—	700,000
Debt issuance costs, net of amortization	—	(13,487)

	$1,060,654	$1,249,330

Principal Amount of Debt by Year of Maturity

The following table summarizes Comstock’s principal amount of debt as of December 31, 2015 by year of maturity:

	2016	2017	2018	2019	2020	Thereafter	Total
	(In thousands)
Bank credit facility	$—	$—	$—	$—	$—	$—	$—
7 3⁄4% senior notes	—	—	—	376,090	—	—	376,090
9 1⁄2% senior notes	—	—	—	—	194,367	—	194,367
10% senior secured notes	—	—	—	—	700,000	—	700,000

	$—	$—	$—	$376,090	$894,367	$—	$1,270,457